Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$320,093,787.38	0.6810506	$294,859,533.49	0.6273607	$25,234,253.89
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$510,423,787.38	0.3851296	$485,189,533.49	0.3660896	$25,234,253.89

Weighted Avg. Coupon (WAC)	3.23%		3.22%
Weighted Avg. Remaining Maturity (WARM)	36.38		35.49
Pool Receivables Balance	$540,453,451.66		$514,649,209.87
Remaining Number of Receivables	48,070		47,038

Adjusted Pool Balance	$530,453,987.76		$505,219,733.87

III. COLLECTIONS

Principal:
Principal Collections	$25,028,698.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$539,969.57
Total Principal Collections	$25,568,668.15

Interest:
Interest Collections	$1,406,765.64
Late Fees & Other Charges	$51,689.42
Interest on Repurchase Principal	$-
Total Interest Collections	$1,458,455.06

Collection Account Interest	$7,701.40
Reserve Account Interest	$1,119.22
Servicer Advances	$-

Total Collections	$27,035,943.83

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Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$27,035,943.83
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,035,943.83

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$450,377.88	$-	$450,377.88	$450,377.88
Collection Account Interest					$7,701.40
Late Fees & Other Charges					$51,689.42
Total due to Servicer					$509,768.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$240,070.34		$240,070.34
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$362,783.34		$362,783.34	$362,783.34

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$26,004,393.79

9. Regular Principal Distribution Amount:					$25,234,253.89

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$25,234,253.89
Class A-4 Notes		$-
Class A Notes Total:	$25,234,253.89	$25,234,253.89
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$25,234,253.89	$25,234,253.89

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			770,139.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,999,463.90
Beginning Period Amount	$9,999,463.90
Current Period Amortization	$569,987.90
Ending Period Required Amount	$9,429,476.00
Ending Period Amount	$9,429,476.00
Next Distribution Date Required Amount	$8,877,686.26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.78%	3.96%	3.96%

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Hyundai Auto Receivables Trust 2014-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.58%	46,372	97.96%	$504,161,730.38
30 - 60 Days	1.14%	534	1.64%	$8,458,887.28
61 - 90 Days	0.23%	107	0.32%	$1,625,952.06
91-120 Days	0.05%	25	0.08%	$402,640.15
121 + Days	0.00%	0	0.00%	$-
Total		47,038		$514,649,209.87

Delinquent Receivables 30+ Days Past Due
Current Period	1.42%	666	2.04%	$10,487,479.49
1st Preceding Collection Period	1.21%	581	1.68%	$9,072,431.03
2nd Preceding Collection Period	1.22%	597	1.69%	$9,576,503.49
3rd Preceding Collection Period	1.22%	610	1.71%	$10,217,495.52
Four-Month Average	1.26%		1.78%

Repossession in Current Period		35		$601,207.25
Repossession Inventory		87		$359,175.75

Current Charge-Offs
Gross Principal of Charge-Offs				$775,543.21
Recoveries				$(539,969.57)
Net Loss				$235,573.64

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.52%

Average Pool Balance for Current Period				$527,551,330.76

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.54%
1st Preceding Collection Period				0.07%
2nd Preceding Collection Period				0.78%
3rd Preceding Collection Period				0.89%
Four-Month Average				0.57%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	57	1,947	$31,662,597.76
Recoveries	62	1,682	$(17,024,994.08)
Net Loss			$14,637,603.68
Cumulative Net Loss as a % of Initial Pool Balance			1.07%

Net Loss for Receivables that have experienced a Net Loss *	38	1,659	$14,682,022.23
Average Net Loss for Receivables that have experienced a Net Loss			$8,849.92

Principal Balance of Extensions			$2,103,373.72
Number of Extensions			132

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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